Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]

Computation of basic and diluted earnings per share

in € m.	2018	2017	2016
Net income (loss) attributable to Deutsche Bank shareholders – numerator for basic earnings per share¹	267	(1,049)	(1,678)
Effect of dilutive securities:
Forwards and options	0	0	0
Convertible debt	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share¹	267	(1,049)	(1,678)
Number of shares in million
Weighted-average shares outstanding – denominator for basic earnings per share	2,102.2	1,967.7	1,555.3
Effect of dilutive securities:
Forwards	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	0.0	0.0	0.0
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions – denominator for diluted earnings per share	2,102.2	1,967.7	1,555.3

[1]Earnings were adjusted by € 292 million and € 298 million and € 276 million net of tax for the coupons paid on Additional Tier 1 Notes in April 2018, April 2017 and April 2016.

Earnings per share [text block table]	Earnings per share
in €	2018	2017	2016
Basic earnings per share	(0.01)	(0.53)	(1.08)
Diluted earnings per share	(0.01)	(0.53)	(1.08)

Instruments outstanding and not included in the calculation of diluted earnings per share [text block table]

Instruments outstanding and not included in the calculation of diluted earnings per share[1]

Number of shares in m.	2018	2017	2016
Call options sold	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	108.8	104.4	69.6

[1]Not included in the calculation of diluted earnings per share, because to do so would have been anti-dilutive.